Borrowings Under Repurchase Agreements - Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Collateral pledged:
Assets Pledged at Fair Value	$ 745,804	$ 776,699
Amortized Cost	745,721	777,481
Accrued Interest	2,770	2,769
Fair Value of Assets Pledged and Accrued Interest	748,574	779,468
Short term investments
Collateral pledged:
Assets Pledged at Fair Value	249,997	249,989
Amortized Cost	249,878	249,988
Fair Value of Assets Pledged and Accrued Interest	249,997	249,989
Loans, held-for-investment / Loans, held at fair value
Collateral pledged:
Assets Pledged at Fair Value	406,457	228,944
Amortized Cost	406,457	225,803
Accrued Interest	2,259	1,281
Fair Value of Assets Pledged and Accrued Interest	408,716	230,225
MBS
Collateral pledged:
Assets Pledged at Fair Value	13,332	209,468
Amortized Cost	13,368	213,392
Accrued Interest	21	988
Fair Value of Assets Pledged and Accrued Interest	13,353	210,456
Retained interest in assets of consolidated VIEs
Collateral pledged:
Assets Pledged at Fair Value	76,018	88,298
Amortized Cost	76,018	88,298
Accrued Interest	490	500
Fair Value of Assets Pledged and Accrued Interest	$ 76,508	$ 88,798